SIDLEY AUSTIN llp 787 Seventh Avenue New York, NY 10019 (212) 839 5300 (212) 839 5599 FAX	BEIJING BOSTON BRUSSELS CHICAGO DALLAS GENEVA	HONG KONG HOUSTON LONDON LOS ANGELES NEW YORK PALO ALTO	SAN FRANCISCO SHANGHAI SINGAPORE SYDNEY TOKYO WASHINGTON, D.C.

Founded 1866

January 30, 2017

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Sentinel Group Funds, Inc. Post-Effective Amendment No. 149 to Registration Statement on Form N-1A
(File Nos. 2-10685 and 811-00214)

Ladies and Gentlemen:

On behalf of Sentinel Group Funds, Inc. (the “Corporation”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is Post-Effective Amendment No. 160 (the “Amendment”) to the Corporation’s Registration Statement on Form N-1A (as amended and supplemented from time to time, the “Registration Statement”). The Amendment is filed pursuant to Rule 485(a) under the Securities Act.

The Registration Statement contains a prospectus which includes a new share class. Class T shares will be offered by all series of the Corporation, with the exception of the Unconstrained Bond Fund. A Statement of Additional Information relating to the Funds is also included.

In Investment Company Act Release No. 13768 (February 15, 1991) (the “Release”), the Division of Investment Management announced review procedures for investment companies providing for expedited cursory or partial review of investment company registration statements, in the discretion of the staff, if certain conditions are met. The Release requests that information be furnished to the staff with respect to the extent that the filing contains disclosure information which is similar to information previously reviewed by the staff in other filings of the same complex.

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

In that regard, reference is made to Post-Effective Amendment No. 158 to the combined Registration Statement on Form N-1A of the Corporation, which was filed on March 30, 2016 (as amended and supplemented to date, the “Prior Filing”). While the Funds’ Prospectus and Statement of Additional Information are filed on a stand-alone basis, the disclosure therein is substantively identical to the Prior Filing with respect to the following matters:

Prospectus:

•	Fund Summaries – Portfolio Turnover; – Principal Investment Strategies; –Principal Investment Risks; –Management; –Tax Information and –Payments to Broker-Dealers; and other Financial Intermediaries
•	Pricing Fund Shares
•	Dividends, Capital Gains and Taxes
•	Householding and Electronic Delivery of Documents
•	Management of the Funds

Statement of Additional Information:

•	The Funds
•	Fundamental Investment Policies
•	Non-Fundamental Investment Policies
•	Management of the Funds
•	The Investment Adviser
•	Proxy Voting Procedures
•	Selective Disclosure of Portfolio Holdings
•	Principal Underwriter
•	The Distribution Plans
•	Fund Services Arrangements
•	Portfolio Transactions and Brokerage Commissions
•	Capitalization
•	Issuance of Shares At Net Asset Value
•	Determination of Net Asset Value
•	Taxes
•	Shareholder Services
•	Dealer Servicing Fees
•	General Information
•	Appendix A: Bond Ratings
•	Appendix B: Proxy Voting Procedures

We would be pleased to provide you with any additional information you may require or with copies of the materials referred to above. We would appreciate any comments the Commission staff may have as soon as possible.

Please direct any communications relating to this filing to the undersigned at (212) 839-7316 or Lisa Muller of Sentinel at (802) 229-7410.

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Very truly yours,

/s/ Carol J. Whitesides

Carol J. Whitesides

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